LEASES	12 Months Ended
Sep. 30, 2024
Leases
LEASES

NOTE 14 — LEASES

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2024	September 30, 2023

Operating lease right-of-use assets	$189,813	$166,649
Right-of-use assets - accumulated amortization	(78,916)	(21,748)
Right-of-use assets, net	$110,897	$144,901

Operating lease liabilities – current	$56,761	$47,537
Operating lease liabilities – non-current	54,136	97,364
Total operating lease liabilities	$110,897	$144,901

During the fiscal years ended September 30, 2024, 2023, and 2022, the Company incurred total ASC 842 operating lease expenses of $55,828, $41,090, and $56,690, respectively.

Office leases

On June 15, 2023, the Company entered into two lease agreements with Berjaya Steel Works Sdn Bhd, with a term of two years from May 1, 2023 to April 30, 2025 with the monthly rent of MYR6,700 and MYR6,700, respectively (approximately $1,500 and $1,500, respectively). The leases have the option to renew for one year. On May 1, 2023, the Company entered into a lease agreement with Woon Chun Yin, with a term of two years from May 1, 2023 to April 30, 2025 with the monthly rent of MYR7,100 (approximately $1,590). The lease has the option to renew for two years.

The weighted average remaining lease terms and discount rates for all of office leases were as follows as of September 30, 2024 and 2023:

	September 30, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term	1.91 years	2.91 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of September 30, 2024, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2025	$55,824
2026	43,640
2027	12,060
2028	-
Total future minimum lease payments	111,524
Less: imputed interest	(1,565)
Total	$109,960

Equipment leases

Effective as of June 20, 2020, the Company entered into a 60-month lease for a photocopier. The monthly rent is approximately $95.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2024 and 2023:

	September 30, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.67 years	1.67 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of September 30, 2024, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2025	$957
Total future minimum lease payments	957
Less: imputed interest	(20)
Total	$937